Investment and Mortgage-Backed Securities, Available for Sale (Tables)	12 Months Ended
Dec. 31, 2015
Investments, Debt and Equity Securities [Abstract]
Schedule of Available for Sale Securities
The amortized cost, gross unrealized gains, gross unrealized losses, and fair values of investment and mortgage-backed securities available for sale at the dates indicated are as follows:

	December 31, 2015
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair value
FHLB Securities	$2,000,000	$—	$67,912	$1,932,088
Federal Farm Credit Bank ("FFCB") Securities	2,000,000	—	12,064	1,987,936
Federal National Mortgage Association ("FNMA") Bonds	997,564	6,767	—	1,004,331
Small Business Administration (“SBA”) Bonds	110,195,113	1,415,464	193,795	111,416,782
Tax Exempt Municipal Bonds	73,499,636	2,770,115	204,132	76,065,619
Mortgage-Backed Securities	180,197,347	3,281,116	681,251	182,797,212
Equity Securities	250,438	59,464	—	309,902
	$369,140,098	$7,532,926	$1,159,154	$375,513,870

	December 31, 2014
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair value
FHLB Securities	$13,317,462	$83,691	$154,492	$13,246,661
FFCB Securities	5,750,000	—	82,006	5,667,994
FNMA Bonds	996,822	7,559	—	1,004,381
SBA Bonds	106,637,400	1,796,943	307,649	108,126,694
Tax Exempt Municipal Bonds	59,960,960	2,579,543	45,080	62,495,423
Mortgage-Backed Securities	233,963,842	5,704,855	815,984	238,852,713
Equity Securities	250,438	56,236	—	306,674
	$420,876,924	$10,228,827	$1,405,211	$429,700,540

Schedule of Available For Sale Securities, Contractual Maturities

	Amortized Cost	Fair Value
Less Than One Year	$421,237	$420,631
One – Five Years	13,898,304	14,144,321
Five – Ten Years	57,135,325	58,129,443
After Ten Years	117,487,885	120,022,263
Mortgage-Backed Securities	180,197,347	182,797,212
	$369,140,098	$375,513,870

Schedule of Temporarily Impaired Securities, Fair Value and Unrealized Losses
The following tables show gross unrealized losses and fair value, aggregated by investment category, and length of time that individual available for sale securities have been in a continuous unrealized loss position for the periods indicated.

	December 31, 2015
	Less than 12 Months		12 Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
FHLB Securities	$—	$—	$1,932,088	$67,912	$1,932,088	$67,912
FFCB Securities	1,987,936	12,064	—	—	1,987,936	12,064
SBA Bonds	25,090,453	119,533	7,982,777	74,262	33,073,230	193,795
Tax Exempt Municipal Bonds	13,668,473	175,020	709,800	29,112	14,378,273	204,132
Mortgage-Backed Securities	63,273,417	648,862	1,706,086	32,389	64,979,503	681,251
	$104,020,279	$955,479	$12,330,751	$203,675	$116,351,030	$1,159,154

(2)         Investment and Mortgage-Backed Securities, Available For Sale, Continued

	December 31, 2014
	Less than 12 Months		12 Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
FHLB Securities	$994,818	$5,182	$3,850,690	$149,310	$4,845,508	$154,492
FFCB Securities	—	—	5,667,994	82,006	5,667,994	82,006
SBA Bonds	27,859,461	223,070	4,920,631	84,579	32,780,092	307,649
Tax Exempt Municipal Bonds	3,605,319	16,039	1,710,586	29,041	5,315,905	45,080
Mortgage-Backed Securities	34,840,832	208,242	30,899,075	607,742	65,739,907	815,984
	$67,300,430	$452,533	$47,048,976	$952,678	$114,349,406	$1,405,211